CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities :
Net Loss	¥ (101,945)	$ (15,998)	¥ (163,478)	¥ (251,299)
Adjustment to reconcile net loss to net cash used in operating activities:
Impairment on long-term investments (Note 8)	700	110		1,000
Depreciation of property, equipment and software (Note 6)	3,298	518	2,975	3,770
Amortization of intangible assets (Note 7)	4,110	645	4,134
Amortization of non-current assets				656
Share-based compensation (Note 15)	9,797	1,537	17,448	110,401
Allowance for doubtful accounts (Note 4 & 5)	17,796	2,793	30,227	13,684
Loss/ (Gain) from long-term investments (Note 8)	(258)	(40)	(933)	917
(Gain)/ Loss on disposal of property and equipment, subsidiary	429	67	51	(5)
Recognition of deferred income	(513)	(81)	(550)	(611)
Foreign exchange loss	149	23	(25)	661
Loss on changes in guarantee liabilities	1,542	242	233
Deferred income taxes			(1,032)
Non-cash lease expense			157
Changes in operating assets and liabilities:
Accounts receivable	6,504	1,021	(7,390)	(30,524)
Prepayment and other current assets	(4,177)	(654)	13,638	(24,100)
Accounts payable	7,782	1,221	15,970	(1,171)
Advance from customers	(6,065)	(952)	15,296	(9,899)
Salary and welfare benefits payable	(12,977)	(2,036)	(16,041)	19,190
Deferred revenue			1,720
Other taxes payable	(1,170)	(184)	876	(1,037)
Other current liabilities	(17,257)	(2,708)	(2,130)	6,561
Net cash used in operating activities	(92,255)	(14,476)	(88,854)	(161,806)
Cash flows from investing activities:
Purchase of property, equipment and software, and other non-current assets	(968)	(152)	(2,048)	(13,243)
Placement of time deposits			(141,016)	(69,762)
Bridge loan provided for acquisition (Note 3)				(99,148)
Cash paid for short-term investments			(7,105)
Cash paid for long-term investments (Note 8)	(2,250)	(353)	(700)	(5,400)
Cash received from maturity of time deposits	45,674	7,167	166,192
Cash received from disposal of long-term investments (Note 8)	5,400	847	250
Cash received from acquisition of a subsidiary			1,330
Cash received from disposal of property, equipment and software				5
Cash received from disposal of short-term investments			20,795
Net cash (used in)/generated from investing activities	47,856	7,509	37,698	(187,548)
Cash flows from financing activities:
Cash payments for repurchase of restricted shares from employees				(26,228)
Cash payments for repurchase of shares				(13,749)
Cash received from short-term borrowings (Note 12)	10,000	1,569	3,000
Cash repayments of short-term borrowings (Note 12)	(3,000)	(471)	(3,000)
Cash received from the depositary bank				2,732
Cash paid from other financing activities			(63)
Net cash (used in)/generated from financing activities	7,000	1,098	(63)	(37,245)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(5,048)	(792)	(4,485)	3,490
Net (decrease)/ increase in cash and cash equivalents	(42,447)	(6,661)	(55,704)	(383,109)
Cash and cash equivalents at the beginning of year	139,745	21,929	195,449	578,558
Including :
Cash and cash equivalents at the beginning of the year	109,916	17,248	193,920	578,558
Restricted cash at the beginning of the year	29,829	4,681	1,529
Cash and cash equivalents at the end of year	97,298	15,268	139,745	195,449
Including :
Cash and cash equivalents at the end of the year	63,461	10,000	109,916	193,920
Restricted cash at the end of the year	33,837	5,310	29,829	¥ 1,529
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(182)	$ (29)	(61)
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 6,000		6,000
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities			(10,801)
Bridge loan credited into cash portion of acquisition (Note 3)			99,896
Equity consideration of the acquisition (Note 3)			¥ 16,969